Term Loan and Line of Credit - Contractual Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Instrument [Line Items]
Total current portion of long-term debt	$ 3,200	[1],[2]
March 31, 2014
Debt Instrument [Line Items]
Total current portion of long-term debt	800	[1]
June 30, 2014
Debt Instrument [Line Items]
Total current portion of long-term debt	800	[1]
September 30, 2014
Debt Instrument [Line Items]
Total current portion of long-term debt	800	[1]
December 31, 2014
Debt Instrument [Line Items]
Total current portion of long-term debt	$ 800	[1]

[1]	Future amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
[2]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.